Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 5 - LEASES

On January 1, 2020, the Company expanded its leases from 494 square meters to approximately 581 square meters at its location in Caesarea, Israel, and extended its operating lease agreement for another 12 months until July 14, 2022, with additional option to extend until July 14, 2025.

On August 10, 2021, the Company expanded its leases from 581 square meters to approximately 813 square meters at its location in Caesarea, Israel, and extended its operating lease agreement for another 12 months until July 31, 2023, with additional option to extend until July 31, 2026.

To secure the lease payments, the Company provided a bank guarantee of $20.

In addition, the Company leases vehicles under various operating lease agreements.

As of December 31, 2022, and 2021, total ROU assets totaled to approximately $668 and $913 and the lease liabilities for operating leases totaled to approximately $597 and $909, respectively.

Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Cash payments for operating leases	242	247	185

The maturities of operating leases liabilities and the reconciliation of undiscounted cash flows of operating lease to operating lease liabilities as of December 31, 2022 was as follows:

2023	214
2024	196
2025	182
2026	105
2027	-
Undiscounted cash flows of operating leases	697
Less: amount representing interest	(100)
Operating lease liabilities	597

The weighted average lease term and weighted average discount rate as of December 31, 2022, was as follows:

Operating leases weighted average remaining lease term (in years)	2.26
Operating leases weighted average discount rate	7.99%